SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 97.9%
Australia — 5.8%
20,045	Amcor Plc	$167,699
1,157	CSL Ltd.	133,149
17,027	Fortescue Ltd.	248,977
6,183	Goodman Group, REIT	127,235
15,947	National Australia Bank Ltd.	448,378
28,443	Paladin Energy Ltd.*	180,283
3,080	Rio Tinto Plc	248,097
14,825	Telix Pharmaceuticals Ltd.*	110,824
		1,664,642
China — 1.2%
2,044	Prosus NV	126,562
2,800	Tencent Holdings Ltd.	214,882
		341,444
Denmark — 2.8%
977	DSV A/S	246,064
7,503	Novo Nordisk A/S, Class B	380,541
2,916	Novonesis Novozymes, Class B	186,567
		813,172
Finland — 1.6%
36,826	Sampo Oyj, Class A	445,551

France — 9.0%
1,741	Accor SA	98,151
1,907	Air Liquide SA	358,428
1,288	EssilorLuxottica SA	407,263
521	L’Oreal SA	223,674
846	LVMH Moet Hennessy Louis Vuitton SE	637,661
451	Safran SA	157,091
1,067	Schneider Electric SE	291,905
4,274	TotalEnergies SE	278,656
1,016	Vinci SA	142,934
		2,595,763
Germany — 8.5%
1,351	Allianz SE	624,672
622	Deutsche Boerse AG	163,475
4,946	Deutsche Telekom AG	160,997
804	Heidelberg Materials AG	208,443
2,849	Mercedes-Benz Group AG	197,499
132	Rheinmetall AG	240,820
1,114	SAP SE	270,667

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
1,327	Siemens AG	$371,661
1,365	Siemens Energy AG*	191,494
		2,429,728
Hong Kong — 1.0%
28,200	AIA Group Ltd.	290,265

Ireland — 3.9%
22,094	Bank of Ireland Group Plc	422,555
1,521	CRH Plc	189,002
7,143	Ryanair Holdings Plc, ADR	515,653
		1,127,210
Italy — 2.6%
66,833	Intesa Sanpaolo SpA	461,823
25,550	Terna - Rete Elettrica Nazionale	271,819
		733,642
Japan — 19.2%
14,200	Asics Corp.	340,892
1,000	Fast Retailing Co. Ltd.	362,588
2,500	Fujikura Ltd.	277,239
7,100	Hitachi Ltd.	222,667
2,500	Konami Group Corp.	339,518
25,600	Mitsubishi Heavy Industries Ltd.	624,958
25,800	Mitsubishi UFJ Financial Group, Inc.	409,474
10,000	Mitsui Fudosan Co. Ltd.	113,643
17,900	NEC Corp.	605,656
4,260	Nintendo Co. Ltd.	287,612
5,800	Obayashi Corp.	121,382
19,500	Ryohin Keikaku Co. Ltd.	344,320
7,502	Sanrio Co. Ltd.	234,739
8,000	SoftBank Group Corp.	224,427
25,100	Sony Group Corp.	643,840
9,400	TDK Corp.	132,989
6,300	Tokio Marine Holdings, Inc.	232,886
		5,518,830
Netherlands — 6.1%
149	ASM International NV	90,204
886	ASML Holding NV	954,683
2,907	Heineken NV	239,848
15,728	ING Groep NV	442,086
1,249	Magnum Ice Cream Co. NV (The)*	19,824
		1,746,645
Norway — 1.1%
10,905	DNB Bank ASA	303,822

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Singapore — 2.9%
17,900	DBS Group Holdings Ltd.	$784,103
300	Sea Ltd., ADR*	38,271
		822,374
Spain — 5.9%
1,027	Amadeus IT Group SA	76,009
18,323	Banco Bilbao Vizcaya Argentaria SA	429,807
28,186	Banco Santander SA	331,763
30,462	Iberdrola SA	659,606
10,898	Redeia Corp. SA	194,276
		1,691,461
Sweden — 2.8%
6,750	Assa Abloy AB, Class B	260,758
15,071	Atlas Copco AB, Class A	268,303
13,176	Hexagon AB, Class B	155,196
228	Spotify Technology SA*	132,402
		816,659
Switzerland — 7.0%
1,878	Holcim AG	182,824
130	Lonza Group AG	87,649
2,757	Nestle SA	273,657
4,044	Novartis AG	557,247
1,144	Roche Holding AG	472,438
9,505	UBS Group AG	438,890
		2,012,705
Taiwan — 2.9%
16,817	Taiwan Semiconductor Manufacturing Co. Ltd.	826,678

United Kingdom — 13.6%
3,088	Ashtead Group Plc	210,537
4,567	AstraZeneca Plc	845,166
5,293	British American Tobacco Plc	300,063
2,764	Coca-Cola Europacific Partners Plc	250,695
3,213	DCC Plc	200,165
8,793	Diageo Plc	189,471
32,294	Haleon Plc	163,194
1,944	London Stock Exchange Group Plc	233,841
42,209	NatWest Group Plc	370,269
4,477	RELX Plc	182,351
18,368	Rolls-Royce Holdings Plc	284,074

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
8,096	Shell Plc	$298,356
5,552	Unilever Plc	362,752
		3,890,934
Total Common Stocks		28,071,525
(Cost $23,211,901)
Investment Company — 2.1%
606,393	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	606,393
Total Investment Company		606,393
(Cost $606,393)
Total Investments		$28,677,918
(Cost $23,818,294) — 100.0%
Liabilities in excess of other assets — (0.0)%		(7,554)
NET ASSETS — 100.0%		$28,670,364

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
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